Share Capital and Employee Compensation Plans	12 Months Ended
Dec. 31, 2024
Disclosure of share-based payment arrangements [Abstract]
Share Capital and Employee Compensation Plans
22. SHARE CAPITAL AND EMPLOYEE COMPENSATION PLANS

a.Stock options and compensation shares
For the year ended December 31, 2024, the total share-based compensation expense relating to stock options and compensation shares was $0.4 million (2023 - $5.5 million) and is presented as a component of general and administrative expense.
The following table summarizes changes in stock options for the years ended December 31:

	Stock Options Outstanding
	Shares	Weighted Average Exercise Price CAD$
As at December 31, 2022	377.0	$23.01
Granted	167.1	21.18
Expired	(14.4)	23.61
Forfeited	(16.5)	25.39
As at December 31, 2023	513.2	$22.32
Exercised	(100.9)	20.07
Forfeited	(15.9)	22.25
As at December 31, 2024	396.4	$22.90
The following table summarizes information about the Company's stock options outstanding at December 31, 2024:

	Options Outstanding			Options Exercisable
Range of Exercise Prices CAD$	Number Outstanding as at December 31, 2024	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price CAD$	Number Outstanding as at December 31, 2024	Weighted Average Exercise Price CAD$
$17.53 - $23.03	332.2	4.9	$21.46	169.6	$21.11
$23.04 - $28.54	20.4	1.9	$26.54	20.4	$26.54
$28.55 - $34.04	36.9	3.9	$30.70	36.9	$30.70
$34.05 - $39.48	6.9	2.9	$39.48	6.9	$39.48
	396.4	4.6	$22.90	233.8	$23.64
The following assumptions were used in the Black-Scholes option pricing model in determining the fair value of options granted during the years ended December 31:

2023
Expected life (years)	4.5
Expected volatility	30.1%
Expected dividend yield	2.7%
Risk-free interest rate	3.8%
Weighted average exercise price (CAD$)	$21.18
Weighted average fair value (CAD$)	$6.01
b.PSUs
PSUs are notional share units that mirror the market value of the Company’s common shares. Each vested PSU entitles the participant to a cash payment equal to the value of an underlying share, less applicable taxes, at the end of the term, plus the cash equivalent of any dividends distributed by the Company during the three-year performance period. PSU grants will vest on the date that is three years from the date of grant subject to certain exceptions. Performance results at the end of the performance period relative to predetermined performance criteria and the application of the corresponding performance multiplier determine how many PSUs vest for each participant. The Board of Directors approved the issuance of 220.0 thousand PSUs for 2024 with a share price of CAD $31.52 (2023 - 534.9 thousand PSUs approved at a share price of CAD $20.21). The Company recorded a $6.3 million and $1.5 million expense, respectively, in general and administrative expense for PSUs for the years ended December 31, 2024 and 2023.
The following table summarizes changes in PSUs for the years ended December 31, 2024 and 2023:

PSU	Number Outstanding (in thousands)	Fair Value
As at December 31, 2022	288.0	$4.8
Granted	534.9	8.7
Paid out	(66.0)	—
Change in value	—	(1.0)
As at December 31, 2023	756.9	$12.5
Granted	220.0	4.9
Paid out	(79.4)	(1.6)
Forfeited	(17.4)	(0.4)
Change in value	—	2.7
As at December 31, 2024	880.1	$18.1
c.RSUs
Under the Company’s RSU plan, selected employees are granted RSUs where each RSU has a value equivalent to one Pan American common share. At the time of settlement, the Company has the discretion to settle the RSUs with cash or common shares. The RSUs vest in three installments, the first 33.3% vest on the first anniversary date of the grant, the second 33.3% vest on the second anniversary date of the grant, and a further 33.3% vest on the third anniversary date of the grant. Additionally, RSU value is adjusted to reflect dividends paid on common shares over the vesting period.
The Company recorded a $6.9 million and $2.9 million expense, respectively, in general and administrative expense for RSUs for the years ended December 31, 2024 and 2023.
The following table summarizes changes in RSUs for the years ended December 31, 2024 and 2023:

RSU	Number Outstanding (in thousands)	Fair Value
As at December 31, 2022	551.8	$9.1
Granted	516.2	8.4
Paid out	(237.3)	(3.9)
Forfeited	(25.7)	(0.4)
Change in value	—	(0.1)
As at December 31, 2023	805.0	$13.1
Granted	636.7	14.9
Paid out	(299.5)	(6.1)
Forfeited	(124.5)	(2.5)
Change in value	—	1.5
As at December 31, 2024	1,017.7	$20.9
d.DSUs
The Company recorded a $0.5 million and $0.1 million expense, respectively, in general and administrative expense for DSUs for the year ended December 31, 2024 and 2023.
The following table summarizes changes in DSUs for the years ended December 31, 2024 and 2023:

DSU	Number Outstanding (in thousands)	Fair Value
As at December 31, 2022	—	$—
Granted	109.0	1.7
Change in value	—	0.1
As at December 31, 2023	109.0	$1.8
Granted	47.5	1.0
Paid out	(25.7)	(0.6)
Change in value	—	0.6
As at December 31, 2024	130.8	$2.8
e.Authorized share capital
The Company is authorized to issue 800.0 million common shares without par value.
f.Dividends
The Company declared the following dividends for the years ended December 31, 2024 and 2023:

Declaration date	Record date	Dividend per common share
February 19, 2025 (1)	March 4, 2025	$0.10
November 5, 2024	November 18, 2024	$0.10
August 7, 2024	August 19, 2024	$0.10
May 8, 2024	May 21, 2024	$0.10
February 21, 2024	March 4, 2024	$0.10
November 7, 2023	November 20, 2023	$0.10
August 9, 2023	August 21, 2023	$0.10
March 24, 2023	April 14, 2023	$0.10
February 22, 2023	March 6, 2023	$0.10
(1)These dividends were declared subsequent to the year end and have not been recognized as distributions to owners during the period presented.
g.CVRs
As part of the acquisition of Tahoe Resources Inc ("Tahoe"), on February 22, 2019, the Company issued 313.9 million Contingent Value Rights ("CVRs"), with a term of 10 years, which were convertible into 15.6 million common shares upon the first commercial shipment of concentrate following the restart of operations at the Escobal mine. As of December 31, 2024 and 2023, there were 313.9 million CVRs outstanding that are convertible into 15.6 million common shares.
h.Normal Course Issuer Bid ("NCIB")
On March 4, 2024, the Company obtained approval of its NCIB from the TSX and the NYSE to purchase for cancellation up to 18,232,990 common shares between March 6, 2024 and March 5, 2025. Daily purchases (other than pursuant to a block purchase exemption) on the TSX and NYSE under the NCIB are limited to a maximum of 151,485 common shares and 25% of the average trading volume for the Company's common shares in the four calendar weeks preceding the date of purchase, respectively.
For the year ended December 31, 2024, 1,720,366 common shares were repurchased for cancellation under the NCIB at an average price of $14.16 per share for a total consideration of $24.3 million.
There were no share repurchases during the year ended December 31, 2023 nor shares held in treasury as at December 31, 2024 or December 31, 2023.
Subsequent to the year ended December 31, 2024, 909,012 common shares were repurchased for cancellation under the NCIB at an average price of $22.00 per share for a total consideration of $20.0 million.